Note 10 - Long-Term Debt (Detail) - Borrowings under the Senior Secured Revolving Credit Facility														12 Months Ended
	Jan. 15, 2012	Dec. 31, 2011	Jul. 19, 2011	Dec. 31, 2011 Eurocurrency Rate Loans [Member] Pricing Tier 1 [Member]	Dec. 31, 2011 Eurocurrency Rate Loans [Member] Pricing Tier 2 [Member]	Dec. 31, 2011 Eurocurrency Rate Loans [Member] Pricing Tier 3 [Member]	Dec. 31, 2011 Eurocurrency Rate Loans [Member] Pricing Tier 4 [Member]	Dec. 31, 2011 Eurocurrency Rate Loans [Member] Pricing Tier 5 [Member]	Dec. 31, 2011 Base Rate Loans [Member] Pricing Tier 1 [Member]	Dec. 31, 2011 Base Rate Loans [Member] Pricing Tier 2 [Member]	Dec. 31, 2011 Base Rate Loans [Member] Pricing Tier 3 [Member]	Dec. 31, 2011 Base Rate Loans [Member] Pricing Tier 4 [Member]	Dec. 31, 2011 Base Rate Loans [Member] Pricing Tier 5 [Member]	Dec. 31, 2011 Pricing Tier 1 [Member]	Dec. 31, 2011 Pricing Tier 2 [Member]	Dec. 31, 2011 Pricing Tier 3 [Member]	Dec. 31, 2011 Pricing Tier 4 [Member]	Dec. 31, 2011 Pricing Tier 5 [Member]
Commitment Fee/Unused Line Fee														0.50%	0.45%	0.40%	0.35%	0.30%
Letter of Credit Fee														3.75%	3.50%	3.25%	3.00%	2.75%
Rate Loans	9.00%	9.00%	9.00%	3.75%	3.50%	3.25%	3.00%	2.75%	2.75%	2.50%	2.25%	2.00%	1.75%